Other income (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of other income

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Government grants (Note 1)	7,594	52,661
Interest income (Note 2)	74,212	-
Others	27	50
	81,833	52,711

Note 1:	The government grants were subsidies granted from the Government in Singapore for several schemes. These conditions had been satisfied in current period.

Note 2:	Interest income increased primarily due to higher average cash balances and improved yield on deposits.